ADELMAN ENTERPRISES INC.
                5214 Bonsai Avenue
                Moorpark, CA 93021
                 Ph: 818-436-0410


                   July 28, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re:  Adelman Enterprises Inc.
               Form 8-K

     Adelman Enterprises Inc., the filer of the attached Form 8-K, understands and acknowledges that:

     The company is responsible for the adequacy and accuracy of the disclosure in the filing;

     Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

     The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


                              Sincerely,

                              ADELMAN ENTERPRISES INC.



                              By /s/  Charles Adelman,
                              President